LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of balances for the operating and finance leases where the Group is the lessee

The balances for the operating and finance leases where the Group Is the lessee are presented as follows (RMB in thousands):

	2022	2023
	December 31	December 31
	RMB	RMB
Operating leases:
Operating lease liabilities–- current	65,489	119,344
Operating lease liabilities–- non-current	339,885	557,136
Total operating lease liabilities	405,374	676,480
Operating lease right-of-use assets, net	396,966	660,138

Financing leases:
Financing lease liabilities–- current	168,381	36,587
Financing lease liabilities–- non-current	69,881	—
Total financing lease liabilities	238,262	36,587
Financing lease right-of-use assets, net	558,407	82,293

Schedule of components of lease expenses

	For the years ended December 31,
	2022	2023
	RMB	RMB
Lease cost:
Amortization of right-of-use assets	129,869	172,625
Interest of lease liabilities	36,553	30,856
Expenses for short-term lease within 12 months	9,154	12,634
Total lease cost	175,576	216,114

Schedule of supplemental cash flow information related to leases
(b)	Supplemental cash flow information related to leases was as follows (RMB in thousands):

	For the years ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	72,906	101,340
Operating cash outflows for finance leases	19,926	8,910
Financing cash outflows for finance leases	216,722	280,833
Total cash paid for amounts included in the measurement of lease liabilities:	309,554	391,083

Lease obligation accrued in exchange for right-of-use assets:
Operating lease liabilities	3,476	348,901
Finance lease liabilities	—	—
Total lease obligation accrued in exchange for right-of-use assets:	3,476	348,901

Schedule of supplemental balance sheet information related to leases
(c)	Supplemental balance sheet information related to leases was as follows (RMB in thousands):

Operating leases:

	As of December 31,
	2022		2023
Weighted-average remaining lease term	6.21	years	5.69	years
Weighted-average discount rate	6.46%		6.48%

Financing leases:

	As of December 31,
	2022		2023
Weighted-average remaining lease term	0.94	years	0.56	years
Weighted-average discount rate	5.55%		5.00%

Schedule of operating lease liabilities

Operating leases:

Year ending December 31,	RMB
Year ended December 31,
2024	140,553
2025	140,732
2026	125,444
Thereafter	281,838
Total undiscounted lease payments	688,567
Less: imputed interest	12,087
Total lease liabilities	676,480

Schedule of finance lease liabilities	Financing leases:

Year ending December 31,	RMB
Year ended December 31,
2024	38,563
Total undiscounted lease payments	38,563
Less: imputed interest	1,976
Total lease liabilities	36,587